Consolidated Statements of Comprehensive Income $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Consolidated Statements of Comprehensive Income
Net (loss) income	$ 7,457
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(664)
Benefit pension plan adjustments	(6)
Total other comprehensive income (loss), net of tax	(670)
Comprehensive (loss) income	$ 6,787